TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

Transamerica Government Money Market

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Effective immediately, the corresponding paragraph in the section of the Summary Prospectuses and Prospectuses for Transamerica Government Money Market entitled “Purchase and Sale of Fund Shares” is replaced in its entirety with the following:

The fund is closed to most new investors. The following investors may continue to purchase shares of the fund: existing fund investors, investors exchanging shares of another Transamerica fund for shares in the same class of the fund, asset allocation funds and other investment products in which the fund is currently an underlying investment option, retirement plans in which the fund is a plan option, and any plan that is or becomes a part of a multiple plan exchange recordkeeping platform that includes the fund as a plan option. The fund will remain closed until further notice. The fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.

Effective immediately, the corresponding paragraph in the sub-section of the Retail Statement of Additional Information for Transamerica Government Money Market entitled “Purchase of Shares,” under the section “Purchase, Redemption and Pricing of Shares,” is replaced in its entirety with the following:

Class R shares of Transamerica Government Money Market were renamed Class R2 shares on October 13, 2017. Class R2 shares of Transamerica Government Money Market are discussed in a separate SAI. Effective March 31, 2021, Transamerica Government Money Market is closed to most new investors. The following investors may continue to purchase shares of the fund: existing fund investors, investors exchanging shares of another Transamerica fund for shares in the same class of the fund, asset allocation funds and other investment products in which the fund is currently an underlying investment option, retirement plans in which the fund is a plan option, and any plan that is or becomes a part of a multiple plan exchange recordkeeping platform that includes the fund as a plan option. Transamerica Government Money Market will remain closed until further notice. The fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.

Effective immediately, the corresponding paragraph in the sub-section of the Class R, R2, R4 and I3 Statement of Additional Information for Transamerica Government Money Market entitled “Purchase of Shares,” under the section “Purchase, Redemption and Pricing of Shares,” is replaced in its entirety with the following:

Class R shares of Transamerica Government Money Market were renamed Class R2 shares on October 13, 2017. Effective March 31, 2021, Transamerica Government Money Market is closed to most new investors. The following investors may continue to purchase shares of the fund: existing fund investors, investors exchanging shares of another Transamerica fund for shares in the same class of the fund, asset allocation funds and other investment products in which the fund is currently an underlying investment option, retirement plans in which the fund is a plan option, and any plan that is or becomes a part of a multiple plan exchange recordkeeping platform that includes the fund as a plan option. Transamerica Government Money Market will remain closed until further notice. The fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.

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Investors Should Retain this Supplement for Future Reference

October 14, 2022